GOODWILL	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
GOODWILL
GOODWILL
The following table outlines the changes in goodwill during the period:

Total
$
Balance as of December 31, 2017	41,690
Acquired through business acquisitions (1)	69,136
Foreign exchange	(3,112)
Balance as of December 31, 2018	107,714
Foreign exchange	(37)
Balance as of December 31, 2019	107,677

(1)	Refer to Note 19 for additional information regarding business combinations.